abrdn Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited)

	Shares	Value
Convertible Preferreds (Restricted) (a)(b) - 0.8%
Biotechnology – 0.4%
Abcuro, Inc. Series B	601,124	$3,299,991

Health Care Equipment & Supplies – 0.0%
IO Light Holdings, Inc. Series A2	189,858	204,249

Pharmaceuticals – 0.4%
Endeavor Biomedicines, Inc. Series B, 8.00%	742,138	3,499,997
Total Convertible Preferreds (Cost $7,432,719)		7,004,237

	Principal Amount
Non-Convertible Notes - 19.6%
Biotechnology – 2.9%
AbbVie, Inc., 3.20% due 05/14/26	$3,245,000	3,144,994
AbbVie, Inc., 4.25% due 11/14/28	5,303,000	5,274,921
AbbVie, Inc., 4.45% due 05/14/46	3,080,000	2,827,830
Amgen, Inc., 3.20% due 11/02/27	2,200,000	2,101,619
Amgen, Inc., 2.00% due 01/15/32	2,795,000	2,291,788
Gilead Sciences, Inc., 2.95% due 03/01/27	10,000,000	9,535,356
		25,176,508
Health Care Equipment & Supplies – 2.7%
Abbott Laboratories, 4.75% due 11/30/36	10,498,000	10,752,786
Becton, Dickinson and Co., 3.70% due 06/06/27	2,413,000	2,338,308
DH Europe Finance II Sarl, 3.25% due 11/15/39	1,760,000	1,459,675
Stryker Corp., 3.65% due 03/07/28	3,500,000	3,385,013
Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	6,000,000	5,418,840
		23,354,622
Health Care Providers & Services – 8.0%
CVS Health Corp., 4.30% due 03/25/28	789,000	775,625
CVS Health Corp., 1.88% due 02/28/31	4,400,000	3,621,051
CVS Health Corp., 4.78% due 03/25/38	2,100,000	1,989,503
CVS Health Corp., 5.05% due 03/25/48	3,700,000	3,460,640
Elevance Health, Inc., 3.50% due 08/15/24	10,500,000	10,359,696
Elevance Health, Inc., 4.10% due 03/01/28	2,975,000	2,931,379
Elevance Health, Inc., 2.55% due 03/15/31	5,800,000	5,035,969
Elevance Health, Inc., 4.65% due 08/15/44	2,325,000	2,150,212
The Cigna Group, 3.50% due 06/15/24	2,100,000	2,079,251
The Cigna Group, 4.38% due 10/15/28	1,504,000	1,491,884
The Cigna Group, 2.38% due 03/15/31	5,800,000	4,957,234
The Cigna Group, 6.13% due 11/15/41	8,250,000	9,025,620
UnitedHealth Group, Inc., 3.85% due 06/15/28	1,460,000	1,427,586
UnitedHealth Group, Inc., 3.88% due 12/15/28	4,970,000	4,864,624
UnitedHealth Group, Inc., 4.20% due 05/15/32	10,940,000	10,705,076
UnitedHealth Group, Inc., 4.50% due 04/15/33	5,800,000	5,763,157
		70,638,507
Healthcare Services – 0.2%
Laboratory Corporation of America Holdings, 3.60% due 02/01/25	2,100,000	2,064,038

The accompanying notes are an integral part of this Schedule of Investments.

abrdn Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited, continued)

	Principal Amount	Value
Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc., 5.40% due 08/10/43	$6,500,000	$6,874,804

Pharmaceuticals – 5.0%
AstraZeneca plc, 6.45% due 09/15/37 (c)	4,750,000	5,551,259
Bristol-Myers Squibb Co., 3.20% due 06/15/26	7,500,000	7,277,092
Bristol-Myers Squibb Co., 3.40% due 07/26/29	2,100,000	1,991,772
IQVIA, Inc., 5.00% due 05/15/27(d)	1,290,000	1,266,064
Johnson & Johnson, 2.90% due 01/15/28	2,200,000	2,105,009
Johnson & Johnson, 3.70% due 03/01/46	10,130,000	8,862,577
Merck & Co., Inc., 2.75% due 02/10/25	2,100,000	2,053,336
Merck & Co., Inc., 3.40% due 03/07/29	4,000,000	3,842,461
Pfizer, Inc., 3.45% due 03/15/29	8,100,000	7,804,410
Pfizer, Inc., 4.00% due 12/15/36	3,200,000	3,020,153
		43,774,133
Total Non-Convertible Notes (Cost $176,661,661)		171,882,612

	Shares
Common Stocks - 101.5%
Biotechnology – 16.9%
AbbVie, Inc. (e)	321,003	49,745,835
Amgen, Inc.	65,086	18,746,070
argenx SE ADR (b)	12,085	4,597,496
Biogen, Inc. (b)	43,552	11,269,951
Fusion Pharmaceuticals, Inc. (b)(c)	14,319	137,606
Fusion Pharmaceuticals, Inc. (Restricted) (a)(b)(c)	7,160	61,927
Galera Therapeutics, Inc. (b)	314,430	45,718
Gilead Sciences, Inc. (e)	214,756	17,397,384
I-Mab ADR (b)	43,738	83,102
Incyte Corp. (b)(e)	30,891	1,939,646
Moderna, Inc. (b)	38,588	3,837,577
Rallybio Corp. (b)	594,616	1,421,132
Regeneron Pharmaceuticals, Inc. (b)	24,293	21,336,299
Sarepta Therapeutics, Inc. (b)	2,700	260,361
Vertex Pharmaceuticals, Inc. (b)(e)	41,552	16,907,093
		147,787,197
Equity Real Estate Investment Trusts – 3.4%
Diversified Healthcare Trust REIT	293,879	1,099,107
Global Medical REIT, Inc.	31,668	351,515
Healthcare Realty Trust, Inc.	25,119	432,800
Healthpeak Properties, Inc.	66,791	1,322,462
LTC Properties, Inc.	135,390	4,348,727
Medical Properties Trust, Inc.	266,557	1,308,795
National Health Investors, Inc.	5,596	312,537
Omega Healthcare Investors, Inc.	235,358	7,216,076
Physicians Realty Trust	582,346	7,751,025
Sabra Health Care REIT, Inc.	419,879	5,991,673

The accompanying notes are an integral part of this Schedule of Investments.

abrdn Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited, continued)

	Shares	Value
Equity Real Estate Investment Trusts (continued)
Universal Health Realty Income Trust	3,075	$132,994
		30,267,711
Health Care Equipment & Supplies – 14.8%
Abbott Laboratories (e)	261,502	28,783,525
Baxter International, Inc. (e)	198,244	7,664,113
Becton, Dickinson and Co.	16,207	3,951,753
DexCom, Inc. (b)(e)	64,154	7,960,870
Edwards Lifesciences Corp. (b)(e)	175,447	13,377,834
Guardant Health, Inc. (b)	74,536	2,016,199
IDEXX Laboratories, Inc. (b)(e)	18,387	10,205,704
Inspire Medical Systems, Inc. (b)	24,473	4,978,542
Insulet Corp. (b)(e)	21,981	4,769,437
LivaNova plc (b)	108,480	5,612,755
Medtronic plc (e)	212,554	17,510,199
STERIS plc	21,172	4,654,664
Stryker Corp.	42,788	12,813,295
Zimmer Biomet Holdings, Inc. (e)	43,370	5,278,129
		129,577,019
Health Care Providers & Services – 19.0%
Acadia Healthcare Co., Inc. (b)	74,939	5,827,256
Charles River Laboratories International, Inc. (b)(e)	30,387	7,183,487
Community Health Systems, Inc. (b)	79,635	249,257
CVS Health Corp.	93,621	7,392,314
Elevance Health, Inc.	56,680	26,728,021
HCA Healthcare, Inc.	27,081	7,330,285
Humana, Inc. (e)	41,447	18,974,851
Molina Healthcare, Inc. (b)(e)	26,312	9,506,789
R1 RCM, Inc. (b)	232,554	2,458,096
Tenet Healthcare Corp. (b)(e)	105,224	7,951,778
The Cigna Group	7,700	2,305,765
UnitedHealth Group, Inc. (e)	134,051	70,573,830
		166,481,729
Health Care Technology – 0.4%
Veradigm, Inc. (b)	338,217	3,547,896

Life Sciences Tools & Services – 7.1%
Agilent Technologies, Inc. (e)	49,775	6,920,218
Avantor, Inc. (b)(e)	372,520	8,504,632
Illumina, Inc. (b)(e)	42,604	5,932,181
Thermo Fisher Scientific, Inc. (e)	73,651	39,093,214
West Pharmaceutical Services, Inc.	6,192	2,180,327
		62,630,572
Medical Devices and Diagnostics – 7.9%
Boston Scientific Corp. (b)(e)	397,289	22,967,277
Danaher Corp. (e)	112,281	25,975,086

The accompanying notes are an integral part of this Schedule of Investments.

abrdn Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited, continued)

	Shares	Value
Medical Devices and Diagnostics (continued)
Intuitive Surgical, Inc. (b)	48,321	$16,301,573
ResMed, Inc. (e)	24,600	4,231,692
		69,475,628
Pharmaceuticals – 32.0%
AstraZeneca plc ADR	49,740	3,349,989
Bristol-Myers Squibb Co.	276,824	14,203,840
Catalent, Inc. (b)(e)	48,600	2,183,598
Eli Lilly & Co. (e)	136,846	79,770,270
IQVIA Holdings, Inc. (b)	13,712	3,172,683
Johnson & Johnson (e)	402,883	63,147,881
McKesson Corp. (e)	31,638	14,647,761
Merck & Co., Inc.	504,200	54,967,884
Oculis Holding AG (b)(c)	591,759	6,509,349
Perrigo Co. plc (c)	28,292	910,437
Pfizer, Inc.	715,768	20,606,961
Teva Pharmaceutical Industries Ltd. ADR (b)	77,704	811,230
Zoetis, Inc.	80,982	15,983,417
		280,265,300
Total Common Stocks (Cost $775,769,367)		890,033,052

Short-Term Investments - 4.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.32% (f)	39,639,469	39,639,469
Total Short-Term Investments (Cost $39,639,469)		39,639,469
Total Investments Before Milestone Interests – 126.4% (Cost $999,503,216)		1,108,559,370

	INTEREST
Milestone Interest (Restricted)(a)(b) – 0.0%
Biotechnology – 0.0%
Rainier Therapeutics Milestone Interest	1	0
Total Milestone Interests (Cost $277,782)		0

	Number of Contracts (100 Shares each)/ Notional Amount ($)
Option Contracts Written- (0.1)%
Call Option Contracts Written - (0.1)%
Abbott Laboratories Jan24 110 Call	302/(3,322,000)	(49,528)
Abbvie Inc Jan24 157.5 Call	319/(5,024,250)	(36,366)
Agilent Technologies Inc Jan24 145 Call	48/(696,000)	(5,040)

The accompanying notes are an integral part of this Schedule of Investments.

abrdn Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited, continued)

	Number of Contracts (100 Shares each)/ Notional Amount ($)	Value
Call Option Contracts Written (continued)
Avantor, Inc. Jan24 25 Call	536/(1,340,000)	$(8,040)
Baxter International, Inc. Jan24 41 Call	95/(389,500)	(1,995)
Boston Scientific Corp. Jan24 57.5 Call	578/(3,323,500)	(73,406)
Catalent, Inc. Jan24 45 Call	46/(207,000)	(8,464)
Charles River Laboratories International, Inc. Jan24 240 Call	29/(696,000)	(13,195)
Danaher Corp. Jan24 235 Call	166/(3,901,000)	(70,550)
Dexcom, Inc. Jan24 130 Call	92/(1,196,000)	(23,000)
Edwards Lifesciences Corp. Jan24 80 Call	260/(2,080,000)	(14,300)
Eli Lilly & Co. Jan24 610 Call	186/(11,346,000)	(89,280)
Gilead Sciences, Inc. Jan24 82.5 Call	313/(2,582,250)	(27,544)
Humana, Inc. Jan24 475 Call	20/(950,000)	(8,000)
Idexx Laboratories, Inc. Jan24 560 Call	27/(1,512,000)	(31,050)
Illumina, Inc. Jan24 140 Call	41/(574,000)	(25,010)
Incyte Corp. Jan24 65 Call	45/(292,500)	(3,510)
Insulet Corp. Jan24 220 Call	32/(704,000)	(25,280)
Johnson & Johnson Jan24 160 Call	586/(9,376,000)	(53,912)
Mckesson Corp. Jan24 460 Call	31/(1,426,000)	(31,930)
Medtronic Plc Jan24 85 Call	309/(2,626,500)	(12,360)
Molina Healthcare, Inc. Jan24 380 Call	25/(950,000)	(4,150)
ResMed, Inc. Jan24 180 Call	36/(648,000)	(7,560)
Tenet Healthcare Corp. Jan24 80 Call	99/(792,000)	(9,207)
Thermo Fisher Scientific, Inc. Jan24 540 Call	73/(3,942,000)	(61,320)
Unitedhealth Group, Inc. Jan24 550 Call	108/(5,940,000)	(30,564)
Vertex Pharmaceuticals, Inc. Jan24 425 Call	40/(1,700,000)	(6,000)
Zimmer Biomet Holdings, Inc. Jan24 125 Call	42/(525,000)	(5,460)
Total Call Option Contracts Written (Premiums received $(805,029))		(736,021)
Total Investments- 126.3% (Cost $998,975,969)		1,107,823,349
Other Liabilities in Excess Of Assets- (26.3)%		(230,954,738)
Net Assets - 100%		$876,868,611

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

(a)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(b)	Non-income producing security.
(c)	Foreign security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	A portion of security is pledged as collateral for call options written.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of December 31, 2023

ADR American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

abrdn Healthcare Opportunities Fund

December 31, 2023

(Unaudited)

1. Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the “Board”) designated abrdn Inc. (the “Investment Adviser” or the “Adviser”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available. With respect to the Fund's investments in securities of early and /or later stage financing of a privately held companies ("Venture Capital Securities"), the Private Venture Valuation Committee ("PV Valuation Committee"), which is a Committee of the Board, performs fair value determinations for the Fund.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the PV Valuation Committee or the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Exchange-traded options are valued at the last quoted sales price. In the absence of a sales price, options are valued at the mean of the bid/ask price quoted at the close on the exchange on which the options trade. When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

abrdn Healthcare Opportunities Fund

December 31, 2023

(Unaudited, continued)

In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (as defined below). A security using any of these pricing methodologies is determined to be a Level 1 investment.

The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Investments that are included in this category are Venture Capital Securities investments.

Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.